Commitments, guarantees, contingencies and other disclosures	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Commitments, guarantees, contingencies and other disclosures
33. Commitments, guarantees, contingencies and other disclosures
In the normal course of business, the Group enters into certain capital commitments and also gives certain financial guarantees.
A. Capital commitments
The Group has a number of continuing operational and financial commitments in the normal course of business including:

•	Exploratory mining commitments;

•	Oil & gas commitments;

•	Mining commitments arising under production sharing agreements; and

•	Completion of the construction of certain assets.
Estimated amount of contracts remaining to be executed on capital accounts and not provided for:

	As at,
	March 31, 2021	March 31, 2022	March 31, 2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil & Gas sector
Cairn Oil & Gas	15,547	21,690	286

Aluminium sector
Lanjigarh Refinery (Phase II)	11,877	28,605	377
Jharsuguda 1.25 MTPA smelter	4,630	15,770	208
BALCO smelter expansion from 0.57 MTPA to 1 MTPA	—	46,427	612

Zinc sector
Zinc India (mines expansion, solar and smelter)	3,625	5,070	67
Gamsberg mining & milling project	938	2,064	27

Copper sector
Tuticorin Smelter 400 KTPA*	29,951	30,514	402

Others	18,722	38,429	506

Total	85,290	188,569	2,485

*	currently contracts are under suspension under the force majeure clause as per the contract
Committed work programme (Other than capital commitment):

	As at,
	March 31, 2021	March 31, 2022	March 31, 2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil & Gas sector
Cairn Oil and Gas (OALP - Oil and Gas blocks)	56,254	56,149	740

Other Commitments

(i)
The Power Division of the Group has signed a long term power purchase agreement (PPA) with GRIDCO Limited for supply of 25% of power generated from the power station with additional right to purchase power at (5%/7%) at variable cost as per the conditions referred to in PPA. The PPA has a tenure of twenty five years, expiring in FY 2037.
The Group received favorable order from OERC dated October 5, 2021 for conversion of this power station from Independent Power Plant (“IPP”) to Captive Power Plant (“CPP”) w.e.f from January 1, 2022 subject to certain terms and conditions. However, OERC vide order dated February 19, 2022 directed the Company to supply power to GRIDCO from February 19, 2022 onwards. Thereafter, the Company has resumed supplying power to GRIDCO as per their requisition of power.

(ii)
TSPL has signed a long term power purchase agreement (PPA) with Punjab State Power Corporation Limited (PSPCL) for supply of power generated from the power plant. The PPA has tenure of twenty five years, expiring in FY 2042.

B. Guarantees
The aggregate amount of indemnities and other guarantees on which the Group does not expect any material losses, was
₹
 62,810 million and
₹
 64,490 million ($ 850 million) as at March 31, 2021 and March 31, 2022
,
respectively.
The Group has given guarantees in the normal course of business as stated below:

•
Guarantees and bonds advanced to the customs authorities in India of
₹
 6,477 million and
₹
 4,917 million ($ 65
million) as at March 31, 2021 and March 31, 2022, respectively, relating to the export and payment of import duties on purchases of raw material and capital goods.

•	Guarantees issued for Group’s share of minimum work programme commitments of ₹ 28,888 million and ₹ 28,812 million ($ 380 million) as at March 31, 2021 and March 31, 2022 , respectively.

•	Guarantees of ₹ 794 million and ₹ 978 million ($ 13 million) issued under bid bond for placing bids as at March 31, 2021 and March 31, 2022 respectively.

•
Bank guarantees of
₹
 1,150
million
($ 15
million) outstanding as at March 31, 2021 and March 31, 2022 has been provided by the Group on behalf of Volcan Investments Limited to Income tax department, India as a collateral in respect of certain tax disputes.

•
Other guarantees of
₹
 25,501 million and
₹
 28,633 million ($ 377
million) as at March 31, 2021 and March 31, 2022, respectively, issued for securing supplies of materials and services, in lieu of advances received from customers, litigation, for provisional valuation of custom duty and also to various agencies, suppliers and government authorities for various purposes. The Group does not anticipate any liability on these guarantees.

C. Export Obligations
The Indian entities of the Group have export obligations of
₹
 21,653 million and
₹
 9,500 million ($ 125
million) as at March 31, 2021 and March 31, 2022, respectively, on account of concessional rates of import duty paid on capital goods under the Export Promotion Capital Goods Scheme and under the Advance License Scheme for the import of raw material laid down by the Government of India.
In the event of the Group’s inability to meet its obligations, the Group’s liability would be
₹
 3,534 million and
₹
 2,069 million ($ 27
million) as at March 31, 2021 and March 31, 2022, respectively, plus applicable interest.
The Group has given bonds of
₹
 17,750 million and
₹
 19,154 million ($ 252 million) as at March 31, 2021 and March 31, 2022 respectively to custom authorities against these export obligations.
D. Contingencies
The Group discloses the following legal and tax cases as liabilities.
Hindustan Zinc Limited: Department of Mines and Geology
The Department of Mines and Geology of the State of Rajasthan issued several show cause notices to HZL in August, September and October 2006, aggregating to
₹
 3,339 million and
₹
 3,339 million ($ 44 million) as at March 31, 2021 and March 31, 2022 claiming unlawful occupation and unauthorised mining of associated minerals other than zinc and lead at HZL’s Rampura Agucha, Rajpura Dariba and Zawar mines in Rajasthan during the period from July 1968 to March 2006. In response, HZL filed a writ petition against these show cause notices before the High Court of Rajasthan in Jodhpur. In October 2006, the High Court issued an order granting a stay and restrained the Department of Mines and Geology from undertaking any coercive measures to recover the penalty. In January 2007, the High Court issued another order granting the Department of Mines and Geology additional time to file their reply and also ordered the Department of Mines and Geology not to issue any orders cancelling the lease. The State Government filed for an early hearing application in the High Court. The High Court has passed an order rejecting the application stating that Central Government should file their replies. HZL believes it is unlikely that the claim will lead to a future obligation and thus no provision has been made in these financial statements.
Ravva Joint Operations arbitration proceedings
The Ravva Production Sharing Contract (PSC) obliges the contractor parties to pay a proportionate share of ONGC’s exploration, development, production and contract costs in consideration for ONGC’s payment of costs related to the construction and other activities it conducted in Ravva prior to the effective date of the Ravva PSC (the ONGC Carry). The question as to how the ONGC Carry is to be recovered and calculated, along with other issues, was submitted to an International Arbitration Tribunal in August 2002 which rendered a decision on the ONGC Carry in favour of the contractor parties (including Vedanta Limited (Cairn India Limited which subsequently merged with Vedanta Limited, accordingly now referred to as Vedanta Limited)) whereas four other issues were decided in favour of Government of India (GOI) in October 2004 (Partial Award).
The GOI then proceeded to challenge the ONGC Carry decision before the Malaysian courts, as Kuala Lumpur was the seat of the arbitration. The Federal Court of Malaysia upheld the Partial Award. As the Partial Award did not quantify the sums, therefore, contractor parties approached the same Arbitration Tribunal to pass a Final Award in the subject matter since it had retained the jurisdiction to do so. The Arbitral Tribunal was reconstituted and the Final Award was passed in October 2016 in Vedanta Limited’s favour. GOI’s challenge of the Final Award has been dismissed by the Malaysian High Court and the next appellate court in Malaysia, i.e., Malaysian Court of Appeal. GOI then filed an appeal at Federal Court of Malaysia. The matter was heard on February 28, 2019 and the Federal Court dismissed GOI’s leave to appeal. The Company has also filed for the enforcement of the Partial Award and Final Award before the Hon’ble Delhi High Court. Currently, the matter is being heard.
While the Group does not believe the GOI will be successful in its challenge, if the Arbitral Awards in above matters are reversed and such reversals are binding, the Company would be liable for approximately
₹
 4,691 million plus interest and
₹
 4,838 million ($ 64 million) plus interest as at March 31, 2021 and March 31, 2022 respectively.
Proceedings related to the Imposition of Entry Tax
Vedanta Limited and other Group companies, i.e., Bharat Aluminium Company Limited (BALCO) and Hindustan Zinc Limited (HZL) challenged the constitutional validity of the local statutes and related notifications in the states of Chhattisgarh, Odisha and Rajasthan pertaining to the levy of entry tax on the entry of goods brought into the respective states from outside.
Post some contradictory orders of High Courts across India adjudicating on similar challenges, the Supreme Court referred the matters to a nine judge bench. Post a detailed hearing, although the bench rejected the compensatory nature of tax as a ground of challenge, it maintained status quo with respect to all other issues which have been left open for adjudication by regular benches hearing the matters.
Following the order of the nine judge bench, the regular bench of the Supreme Court heard the matters. The regular bench remanded the entry tax matters relating to the issue of discrimination against domestic goods bought from other States to the respective High Courts for final determination but retained the issue of jurisdiction for levy on imported goods, for determination by the regular bench of the Supreme Court. Following the order of the Supreme Court, the Group filed writ petitions in respective High Courts.
On October 9, 2017, the Supreme Court has held that states have the jurisdiction to levy entry tax on imported goods. With this Supreme Court judgement, imported goods will rank pari passu with domestic goods for the purpose of levy of Entry tax. Vedanta Limited and its subsidiaries have amended their appeals (writ petitions) in Odisha and Chhattisgarh to include imported goods as well.
The issue pertaining to the levy of entry tax on the movement of goods into a Special Economic Zone (SEZ) remains pending before the Odisha High Court. The Group has challenged the levy of entry tax on any movement of goods into SEZ based on the definition of ‘local area’ under the Odisha Entry Tax Act which is very clear and does not include a SEZ. In addition, the Government of Odisha further through its SEZ Policy 2015 and the operational guidelines for administration of this policy dated August 22, 2016, exempted the entry tax levy on SEZ operations.
During the current period, HZL has, under an Amnesty Scheme, settled the entry tax matter by making a payment of
₹
 1,342 million ($ 18 million) against total claims of
₹
 2,000 million ($ 26 million).
The total claims including
interest and

penalty against Vedanta Limited and its subsidiaries (net of provisions made) are
₹

9,110
 million and
₹

8,251
 million ($
109
 million) as at March 31, 2021 and March 31, 2022 respectively. Consequential interest after the date of order amounts to
₹
5,010
million and
₹
5,341
million ($
70
million) as at March 31, 2021 and March 31, 2022 respectively.
BALCO: Challenge against imposition of Energy Development Cess
BALCO challenged the imposition of Energy Development Cess levied on generators and distributors of electrical energy at 10 paise per unit on the electrical energy sold or supplied before the High Court on the grounds that the Cess is effectively on production and not on consumption or sale since the figures of consumption are not taken into account and the Cess is discriminatory since captive power plants are required to pay at the rate of 10 paise while the State Electricity Board is required to pay at 5 paise. The High Court of Chhattisgarh by order dated December 15, 2006 declared the provisions imposing ED Cess on CPPs as discriminatory and therefore ultra vires the Constitution. BALCO has sought refund of Cess paid till March 2006 amounting to
₹
 345 million ($ 5 million).
The State of Chhattisgarh moved a Special Leave Petition in the Honorable Supreme Court (the SC) and the SC whilst issuing notice has stayed the refund of the Cess already deposited and the Supreme Court has also directed the State of Chhattisgarh to raise the bills but no coercive action be taken for recovery of the same. Final argument in this matter started before the Supreme Court. In case the Supreme Court overturns the decision of the High Court, the Group would be liable to pay an additional amount of
₹
 9,304 million and
₹
 10,172 million ($ 135 million) as at March 31, 2021 and March 31, 2022 respectively. Accordingly, the total exposure on the Group was
₹
 9,650 million and
₹
 10,517 million ($ 139 million) as at March 31, 2021 and March 31, 2022 respectively.
BALCO: Electricity Duty
The Group operates a 1,200 MW power plant (“the Plant”) which commenced production in July 2015. Based on the Memorandum of Understanding signed between the Group and the Chhattisgarh State Government, the management believes that the Plant is covered under the Chhattisgarh Industrial policy
2004-09
which provides exemption of electricity duty for 15 years. In June, 2021, the Chief Electrical Inspectorate, Raipur (“CIE”) issued a demand notice for electricity duty and interest thereon of
₹
 8,880 million ($ 117 million) and
₹
 5,880 million ($ 78 million) respectively for the period March 2015 to March 2021.
The Group carries an accrual for electricity duty of
₹
 8,780 million and
₹
 8,170 million ($ 108 million) as at March 31, 2021 and March 31, 2022 respectively, net of
₹
Nil and
₹

2,260 million ($ 30 million) as at March 31, 2021 and March 31, 2022 respectively paid under protest. BALCO has requested the CIE to allow payment of the principal amount over a period of 5 years along with a waiver of interest demand. BALCO has received a reply from CIE that the matter will be discussed with appropriate authorities. As at March 31, 2022, no confirmation has been received on this matter and therefore an amount of
₹
 7,311 million ($ 99 million) relating to interest has been considered as a contingent liability.
Miscellaneous disputes- Income tax
The Group is involved in various tax disputes amounting to
₹
 19,442 million and
₹
 13,589 million ($ 179
million) as at March 31, 2021 and March 31, 2022, respectively, relating to income tax. It also includes similar matters where initial assessment is pending for subsequent periods and where the Group has made claims and assessments are in progress. These mainly relate to the disallowances of tax holidays and depreciation under the Income-tax Act, 1961 and interest thereon which are pending at various appellate levels. Penalties, if any, may be additional.
Based on detailed evaluations and supported by external legal advice, where necessary, the Group believes that it has strong merits and no material adverse impact on the results of operations, cash flows or the financial position of the Group is expected.
Miscellaneous disputes- Others
The Group is subject to various claims and exposures which arise in the ordinary course of its operations, from indirect tax authorities and others, pertaining to the assessable values of sales and purchases or incomplete documentation supporting the Company’s returns or other claims.
The approximate value of claims (excluding the items as set out separately above) against the Group companies total
₹
 47,820 million and
₹
 46,549 million ($ 614
million) as at March 31, 2021 and March 31, 2022, respectively.
Based on evaluations of the matters and legal advice obtained, the Group believes that it has strong merits and no material adverse impact on the results of operations, cash flows or financial position of the Group is expected. Accordingly, no provision is considered at this stage.
Except as described above, there are no pending litigations which the Group believes could reasonably be expected to have a material adverse effect on the results of operations, cash flows or the financial position of the Group.